UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D/A
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the Monthly Distribution Period from December 1, 2007 to December 31, 2007.
Commission File Number of Issuing Entity: 333-138140-02
DAIMLERCHRYSLER AUTO TRUST 2007-A
(Exact name of issuing entity as specified in its charter)
Commission File Number of Depositor: 333-138140
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
(Exact name of depositor as specified in its charter)
DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
(Exact name of sponsor as specified in its charter)

State of Delaware	20-7155954

(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)
c/o The Bank of New York (Delaware), as owner trustee
White Clay Center, Route 273, Newark, Delaware 19711
Address of principal executive offices of the issuing entity)(ZIP Code)
(302) 283-8905
Telephone number, including area code

Title of ClassRegistration/reporting pursuant to(check one)	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b))
Class A-2a Notes	[___]	[___]	[X]
Class A-2b Notes	[___]	[___]	[X]
Class A-3a Notes	[___]	[___]	[X]
Class A-3b Notes	[___]	[___]	[X]
Class A-4 Notes	[___]	[___]	[X]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
     Yes ___      No   X

Part I — Distribution Information
Item 1. Distribution and Pool Performance Information.
     Reference is hereby made to the Form 10-D filed by DaimlerChrysler Auto Trust 2007-A on January 15, 2008. The exhibit attached as Exhibit 99 was incorrect in the filing because of an error in the interest rate for the Class A-2b and Class A3-b Notes. The correct monthly distribution report is attached to this Form 10-D/A. Please see Exhibit 99 for the related information.
Item 3. Sales of Securities and Use of Proceeds.
     The Class D Notes and the Certificate, which represent the equity interests in the Trust, were issued in a private placement under Section 4(2) of the Securities Act of 1933 to Chrysler Residual Holdco LLC, an affiliate of the Depositor. The Class D Notes were sold for cash and the Certificate was transferred to Chrysler Residual Holdco LLC as part of the transfer of the Class D Notes, but no separate consideration was paid for the Certificate.
Part II — Other Information
Item 9. Exhibits.
(a) List the documents filed as a part of the report: none.
(b) Filed, as exhibit 99 to this report, is the monthly distribution report for DaimlerChrysler Auto Trust 2007-A for the distribution period covered by this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DaimlerChrysler Auto Trust 2007-A (Issuing Entity) By: DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC, as Servicer

Date: January 25, 2008	By:	/s/ Mark L. Davis
		Name:	Mark L. Davis
		Title:	Assistant Controller

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	The monthly distribution report of DaimlerChrysler Auto Trust 2007-A to the holders of Asset Backed Notes for the distribution period covered by this report.